Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								9 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenues	$ 3,921	$ 3,171	$ 3,257	$ 3,343	$ 3,518	$ 3,084	$ 2,976	$ 3,588		$ 13,692	$ 13,166	$ 12,671
Operating income (loss)	716	729	690	726	713	738	669	782		2,861	2,902	2,684
Restructuring and merger and acquisition-related costs										(63)	(38)	(45)
Other operating items, net										19	9	139
Net earnings from continuing operations	40	418	397	454	271	466	373	442		1,309	1,552	1,554
Net earnings (loss)	$ (41)	$ 592	$ 58	$ (252)	$ (113)	$ 478	$ 423	$ 473		$ 357	$ 1,261	$ 1,413
Basic net earnings (loss) per common share:
Net earnings from continuing operations (in dollars per share)	$ 0.10	$ 1.04	$ 0.98	$ 1.11	$ 0.64	$ 1.05	$ 0.83	$ 0.96		$ 3.26	$ 3.50	$ 3.21
Net earnings (loss) (in dollars per share)	(0.10)	1.48	0.14	(0.61)	(0.27)	1.08	0.94	1.03		0.89	2.84	2.92
Diluted net earnings (loss) per common share:
Net earnings from continuing operations (in dollars per share)	0.10	1.03	0.97	1.09	0.63	1.04	0.82	0.95		3.22	3.46	3.18
Net earnings (loss) (in dollars per share)	$ (0.10)	$ 1.46	$ 0.14	$ (0.61)	$ (0.26)	$ 1.07	$ 0.93	$ 1.02		$ 0.88	$ 2.81	$ 2.89
Weighted average number of common shares outstanding:
Basic weighted average number of common shares outstanding (in shares)	391	401	405	410	424	442	451	459		401	444	484
Diluted weighted average number of common shares outstanding (in shares)	395	406	410	416	429	446	455	464		407	448	489
Dividends per common share (in dollars per share)	$ 0.18	$ 0.18	$ 0.18	$ 0.18	$ 0.18	$ 0.18	$ 0.15	$ 0.15		$ 0.72	$ 0.66	$ 0.60
Net loss from discontinued operations, net of tax										$ 952	$ 291	$ 141
Provisional income tax charge	$ 129									129
Provisional income tax charge diluted (in dollars per share)	$ 0.32
Impairment charges					$ 444
Pension settlement charges	$ 352				211					352	211	0
Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost [Member]
Segment Reporting Information [Line Items]
Operating income (loss)	373	$ 22	$ 21	$ 22
Discontinued Operations [Member]
Weighted average number of common shares outstanding:
Net loss on disposal										94		(10)
Net loss from discontinued operations, net of tax										952	291	141
Market value adjustment										980
Discontinued Operations [Member] | CBS Radio [Member]
Weighted average number of common shares outstanding:
Net loss on disposal	105									105		0
Net loss from discontinued operations, net of tax										1,009	255	151
Market value adjustment		(100)	365	715					$ 980	980
Impairment charges											444
Operating Segments And Corporate Non Segment [Member]
Segment Reporting Information [Line Items]
Operating income (loss)	760	729	690	726						2,905	2,931	2,590
Operating Segments [Member]
Segment Reporting Information [Line Items]
Operating income (loss)					751	$ 738	$ 669	$ 773			2,931
Operating Segments [Member] | Entertainment [Member]
Segment Reporting Information [Line Items]
Revenues	2,818	1,815	2,184	2,347	2,394	1,949	1,947	2,587		9,164	8,877	8,438
Operating income (loss)	469	350	351	403	374	352	355	452		1,573	1,533	1,302
Operating Segments [Member] | Cable Networks [Member]
Segment Reporting Information [Line Items]
Revenues	547	840	571	543	501	598	536	525		2,501	2,160	2,242
Operating income (loss)	203	296	255	250	220	287	228	230		1,004	965	949
Operating Segments [Member] | Publishing [Member]
Segment Reporting Information [Line Items]
Revenues	235	228	206	161	209	226	187	145		830	767	780
Operating income (loss)	45	47	29	15	38	44	27	13		136	122	115
Operating Segments [Member] | Local Media [Member]
Segment Reporting Information [Line Items]
Revenues	450	397	412	409	526	409	396	448		1,668	1,779	1,592
Operating income (loss)	139	106	128	124	218	123	130	151		497	622	488
Corporate [Member]
Segment Reporting Information [Line Items]
Operating income (loss)	(96)	(70)	(73)	(66)	(99)	(68)	(71)	(73)		(305)	(311)	(264)
Corporate and Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	(129)	(109)	(116)	(117)	(112)	(98)	(90)	(117)		(471)	(417)	(381)
Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Restructuring and merger and acquisition-related costs	(63)	0	0	0	(38)	0	0	0		(63)	(38)	(45)
Other operating items, net	$ 19	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 9		$ 19	$ 9	$ 139